Stock and Incentive Plan - 2010 Plan - Restricted Stock Units (Details) (2010 Stock Option and Equity Incentive Plan, USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Additional disclosures
Unrecognized compensation expense (in dollars)			$ 230	$ 1,670
Restricted shares
Activity in shares
Nonvested at the beginning of the period (in shares)	62,250	35,000	35,000	40,000
Granted (in shares)		13,500	28,500	1,000
Vested (in shares)	(20,000)
Forfeited (in shares)		(250)	(1,250)	(6,000)
Nonvested at the end of the period (in shares)	42,250	48,250	62,250	35,000
Activity in weighted average grant date fair value
Nonvested at the beginning of the period (in dollars per share)	$ 10.86	$ 10.02	$ 10.02	$ 10.00
Granted (in dollars per share)		$ 10.85	$ 11.93	$ 10.85
Vested (in dollars per share)	$ 10.00
Forfeited (in dollars per share)		$ (10.85)	$ (10.85)	$ (10.00)
Nonvested at the end of the period (in dollars per share)	$ 11.30	$ 10.25	$ 10.86	$ 10.02
Additional disclosures
Unrecognized compensation expense (in dollars)	$ 258		$ 286	$ 150
Requisite service period to recognize compensation cost	2 years 3 months 26 days		1 year 8 months 27 days